Reinsurance	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Reinsurance

8. Reinsurance

During the periods presented, the Company used reinsurance contracts to protect itself from losses due to concentration of risk and to manage its operating leverage ratios. As of June 30, 2021, the Company has commuted all of its reinsurance agreements.

In February 2021, Metromile Insurance Company entered into a settlement agreement with Horseshoe Re Limited (“Horseshoe”) to commute the reinsurance agreements with effective dates beginning May 1, 2017, May 1, 2018, and May 1, 2019. Pursuant to the agreement, Metromile Insurance Company paid approximately $9 million, net, for commutation of the underlying agreements.

In June and July 2021, Metromile Insurance Company entered into settlement agreements with Horseshoe, Partner Reinsurance Company of the U.S. (“Partner”), Topsail Reinsurance SPC Ltd. (“Topsail”), The Cincinnati Insurance Company (“Cincinnati”) and Mapfre Re (“Mapfre”) to commute the reinsurance agreements between the parties with effective dates beginning May 1, 2017, May 1, 2018, May 1, 2019, and May 1, 2020. The commutations were effective April 30, 2021. Pursuant to the settlements, Metromile Insurance Company paid approximately $6.2 million, net, for commutation of the underlying agreements out of which $4.1 million was settled with reinsurers in July 2021 and included as part of other liabilities in the Company’s consolidated balance sheets as of June 30, 2021.

Prior to the above-mentioned reinsurance agreement commutations, the Company had several reinsurance agreements in place. Effective May 1, 2017, two quota-share reinsurance agreements were entered into under which 85% of the Company’s premiums and losses related to its renewal business occurring May 1, 2017 through April 30, 2018 were ceded to two unaffiliated reinsurers. Effective May 1, 2018, three quota-share reinsurance agreements were in place whereby 85% of the Company’s premiums and losses related to its second term renewal business occurring May 1, 2018 through April 30, 2019, but not covered by the earlier quota-share agreements, were ceded to three unaffiliated reinsurers. Effective May 1, 2019, four quota-share reinsurance agreements were in place whereby 85% of the Company’s premiums and losses, subject to a loss corridor, related to its new and renewal business occurring May 1, 2019 through April 30, 2020, but not covered by the earlier quota-share agreements, were ceded to four unaffiliated reinsurers. Effective May 1, 2020, five quota-share reinsurance agreements were in place whereby 85% of the Company’s premiums and losses, subject to a loss corridor for one agreement, related to its new and renewal business occurring May 1, 2020 through April 30, 2021, but not covered by the earlier quota-share agreements, were ceded to five unaffiliated reinsurers. In addition, under the reinsurance agreements effective May 1, 2017 and May 1, 2018, LAE was ceded at a fixed rate of 3% of ceded earned premium. Under the reinsurance agreement effective May 1, 2019, LAE was ceded at a fixed rate of 6% of ceded earned premium. Under the reinsurance agreement effective May 1, 2020, LAE was ceded at a fixed rate of 4.75 – 6.0% of ceded earned premium. For the reinsurance agreements effective May 1, 2017 and May 1, 2018, the Company received a 10.2% ceding commission, sliding based on loss ratios of the ceded business. For the reinsurance agreement effective May 1, 2019, the Company received a 10.0% ceding commission. For the reinsurance agreement effective May 1, 2020, the Company received a 10.0 – 11.75% ceding commission, sliding based on loss performance of the ceded business.

In addition, the Company received revenue from the reinsurers related to the acquisition costs incurred related to the ceded policies. The revenue was based on the number of policies newly ceded to the reinsurers. During the three months ended June 30, 2020 and 2021 (unaudited) the Company received $2.6 million and $1.1 million, respectively, for acquisition costs from the reinsurers, pursuant to the existing reinsurance agreements. During the six months ended June 30, 2020 and 2021 (unaudited) the Company received $7.0 million and $4.7 million, respectively, for acquisition costs from the reinsurers, pursuant to the existing reinsurance agreements. This revenue is recorded in other revenue on the consolidated statements of operations.

The insurance company was not relieved of its primary obligations to policyholders as a result of any reinsurance agreements. The credit risk associated with the Company’s reinsurance contracts was mitigated by using a diverse group of reinsurers and monitoring their financial strength ratings. The former reinsurance counterparties and their A.M. Best financial strength ratings are as follows: Mapfre (A), Cincinnati (A+), Partner (A+), Horseshoe (not rated), and Topsail (not rated). For reinsurance counterparties not rated, adequate levels of collateral were required either in the form of a letter of credit or funded trust account.

The effect of the Company’s reinsurance agreements on premiums, loss and LAE related to the insurance company for the year ended December 31, 2020 and the six months ended June 30, 2021 (unaudited) is as follows (in thousands):

	December 31, 2020
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$100,611	$99,712	$16,070	$74,943	$57,093
Ceded	(85,504)	(84,740)	(13,668)	(54,010)	(33,941)
Net	$15,107	$14,972	$2,402	$20,933	$23,152
	June 30, 2021 (unaudited)
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$54,330	$53,580	$16,820	$49,536	$65,476
Ceded	(19,411)	(33,080)	—	(14,701)	—
Net	$34,919	$20,500	$16,820	$34,835	$65,476

9. Reinsurance

The Company uses reinsurance contracts to protect itself from losses due to concentration of risk and to manage its operating leverage ratios. Effective May 1, 2017, two quota-share reinsurance agreements were entered into under which 85% of the Company’s premiums and losses related to its renewal business occurring May 1, 2017 through April 30, 2018 were ceded to two unaffiliated reinsurers. Effective May 1, 2018, three quota-share reinsurance agreements were in place whereby 85% of the Company’s premiums and losses related to its second term renewal business occurring May 1, 2018 through April 30, 2019, but not covered by the earlier quota-share agreements, were ceded to three unaffiliated reinsurers. Effective May 1, 2019, four quota-share reinsurance agreements were in place whereby 85% of the Company’s premiums and losses, subject to a loss corridor, related to its new and renewal business occurring May 1, 2019 through April 30, 2020, but not covered by the earlier quota-share agreements, were ceded to four unaffiliated reinsurers. Effective May 1, 2020, four quota-share reinsurance agreements were in place whereby 85% of the Company’s premiums and losses, subject to a loss corridor for one agreement, related to its new and renewal business occurring May 1, 2020 through April 30, 2021, but not covered by the earlier quota-share agreements, were ceded to five unaffiliated reinsurers. In addition, under the reinsurance agreements effective May 1, 2017 and May 1, 2018, LAE is ceded at a fixed rate of 3% of ceded earned premium. Under the reinsurance agreement effective May 1, 2019, LAE is ceded at a fixed rate of 6% of ceded earned premium and will be revalued effective May 1, 2021. Under the reinsurance agreement effective May 1, 2020, LAE is ceded at a fixed rate of 4.75 – 6.0% of ceded earned premium. For the reinsurance agreements effective May 1, 2017 and May 1, 2018, the Company receives a 10.2% ceding commission, sliding based on loss ratios of the ceded business. For the reinsurance agreement effective May 1, 2019, the Company receives a 10.0% ceding commission. For the reinsurance agreement effective May 1, 2020, the Company receives a 10.0 – 11.75% ceding commission, sliding based on loss performance of the ceded business.

In addition, the Company receives revenue from the reinsurers related to the acquisition costs incurred related to the ceded policies. The revenue is based on the number of policies newly ceded to the reinsurers. During the years ended December 31, 2019 and 2020 the Company received $25.2 million and $11.3 million respectively, for acquisition costs from the reinsurers, pursuant to the existing reinsurance agreements. This revenue is recorded in other revenue on the consolidated statements of operations.

The insurance company is not relieved of its primary obligations to policyholders as a result of any reinsurance agreements. The credit risk associated with the Company’s reinsurance contracts is mitigated by using a diverse group of reinsurers and monitoring their financial strength ratings. The reinsurance counterparties and their A.M. Best financial strength rating are as follows: Mapfre Re (A), Cincinnati Insurance Company (A+), Partner Re (A+), Horseshoe Re (not rated), and Topsail Re (not rated). For reinsurance counterparties not rated, adequate levels of collateral are required either in the form of a letter of credit or funded trust account.

The effect of the Company’s reinsurance agreements on premiums, loss and LAE related to the insurance company for the years ended December 31, 2019 and 2020 is as follows (in thousands):

	December 31, 2019
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$103,280	$102,238	$15,171	$87,359	$52,222
Ceded	(79,678)	(75,608)	(12,904)	(56,736)	(28,837)
Net	$23,602	$26,630	$2,267	$30,623	$23,385
	December 31, 2020
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$100,611	$99,712	$16,070	$74,943	$57,093
Ceded	(85,504)	(84,740)	$(13,668)	(54,010)	(33,941)
Net	$15,107	$14,972	$2,402	$20,933	$23,152